Loss per share (Details Narrative) - shares	9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	377,290	312,033	731,435,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		981,495	907,096,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			132,220,000